Balance Sheet Details (Details) - Schedule of Accrued Expenses - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Accrued payroll and related expenses	$ 507,579	$ 618,014	$ 756,729
Accrued clinical study expenses	31,661	175,061	327,244
Accrued professional fees	223,358	75,722	294,130
Accrued clinical development costs	259,437	111,700	145,566
Accrued other expenses		5,000	5,000
Total accrued expenses	$ 1,022,035	$ 985,497	$ 1,528,669